FOREIGN CURRENCY POSITION (Details) - United States of America, Dollars - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Accounts And Demand Deposits [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	$ 3,549,162	$ 3,791,293	$ 227,541
Payable in Chilean Peso
Total	3,549,162	3,791,293	227,541
Transaction In The Course Of Payment [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	86,410	44,614	11,579
Payable in Chilean Peso
Total	86,410	44,614	11,579
Obligations Under Repurchase Agreements [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	612,967	550,020
Payable in Chilean Peso
Total	612,967	550,020
Time Deposits And Saving Accounts [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	5,234,239	6,182,859	805,971
Payable in Chilean Peso	2	7
Total	5,234,241	6,182,866	805,971
Derivative Financial Instruments [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	230,050	204,062	67,829
Payable in Chilean Peso
Total	230,050	204,062	67,829
Borrowings From Financial Institutions [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	3,540,276	3,254,744	927,501
Payable in Chilean Peso
Total	3,540,276	3,254,744	927,501
Debt Issued [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	2,260,764	2,387,535
Payable in Chilean Peso
Total	2,260,764	2,387,535
Other Financial Obligations [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	1,320	3,382
Payable in Chilean Peso
Total	1,320	3,382
Current Income Tax Provision [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency
Payable in Chilean Peso
Total
Deferred Income Taxes [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	18,523	140,900
Payable in Chilean Peso
Total	18,523	140,900
Provisions [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	148,737	119,361
Payable in Chilean Peso
Total	148,737	119,361
Other Liabilities [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	242,861	185,618	1,500
Payable in Chilean Peso	1,053
Total	243,914	185,618	1,500
Liabilities [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	15,925,309	16,864,388	2,041,921
Payable in Chilean Peso	1,055	7
Total	15,926,364	16,864,395	2,041,921
Cash And Deposits In Banks [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	1,209,141	1,692,086	250,652
Payable in Chilean Peso			23,756
Total	1,209,141	1,692,086	274,408
Cash In The Process Of Collection [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	53,058	66,208	33,088
Payable in Chilean Peso
Total	53,058	66,208	33,088
Trading Portfolio Financial Assets [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	633,721	847,778
Payable in Chilean Peso
Total	633,721	847,778
Investments Under Agreements To Resell [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	43,045	203,673
Payable in Chilean Peso
Total	43,045	203,673
Derivative Financial Instruments [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	343,005	319,512	86,049
Payable in Chilean Peso
Total	343,005	319,512	86,049
Surrendered By Bank [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	58,829	224,797	139,643
Payable in Chilean Peso
Total	58,829	224,797	139,643
Loans And Receivables From Banks, Net [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	10,433,739	10,754,875	1,768,791
Payable in Chilean Peso	10,835	12,165	23,756
Total	10,444,574	10,767,040	1,792,547
Loans And Receivables From Customers, Net [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	1,196,914	700,517
Payable in Chilean Peso	15,721	15,561
Total	1,212,635	716,078
Financial Investments Available-For-Sale [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	328,782	338,039
Payable in Chilean Peso
Total	328,782	338,039
Held To Maturity Investments [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	6,739	9,909
Payable in Chilean Peso
Total	6,739	9,909
Intangible Assets [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	309,932	315,148
Payable in Chilean Peso
Total	309,932	315,148
Property, Plant And Equipment, Net [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	79,487	59,939
Payable in Chilean Peso
Total	79,487	59,939
Current Income Taxes [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	59,170	36,896
Payable in Chilean Peso
Total	59,170	36,896
Deferred Income Taxes [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	40,498	117,271
Payable in Chilean Peso
Total	40,498	117,271
Other Assets [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	286,131	390,596	105,377
Payable in Chilean Peso		3
Total	286,131	390,599	105,377
Assets [Member]
Disclosure of financial assets [line items]
Payable in Foreign Currency	15,082,191	16,077,244	2,383,600
Payable in Chilean Peso	26,556	27,729	47,512
Total	$ 15,108,747	$ 16,104,973	$ 2,431,112